Summary of Significant Accounting Policies (Details) - Schedule of anti-dilutive net loss per share - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies (Details) - Schedule of anti-dilutive net loss per share [Line Items]
Anti-dilutive net loss per share	18,796,453	18,410,654	18,410,654	300,000
Stock options [Member]
Summary of Significant Accounting Policies (Details) - Schedule of anti-dilutive net loss per share [Line Items]
Anti-dilutive net loss per share	1,442,466	300,000
Warrants [Member]
Summary of Significant Accounting Policies (Details) - Schedule of anti-dilutive net loss per share [Line Items]
Anti-dilutive net loss per share	17,353,987	17,353,987
Series C Convertible Preferred Stock [Member]
Summary of Significant Accounting Policies (Details) - Schedule of anti-dilutive net loss per share [Line Items]
Anti-dilutive net loss per share		756,667	756,667